INCOME TAXES - Schedule of change in the components of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	$ 419.8	$ 513.3
Charge in consolidated statement of income/(loss)	66.8	53.3	$ 36.6
Translation differences	36.8	(35.4)
Charged to OCI	11.4	(8.1)
Other	57.0	(12.9)
Balance, at end of the year	435.4	419.8	513.3
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	(87.1)	(65.6)
Charge in consolidated statement of income/(loss)	11.8	24.4
Translation differences	(3.0)	(0.2)
Charged to OCI	0.0	0.0
Other	(4.2)	3.1
Balance, at end of the year	(106.1)	(87.1)	(65.6)
Carryforward of unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	(32.8)	(21.8)
Charge in consolidated statement of income/(loss)	35.8	14.0
Translation differences	3.8	3.0
Charged to OCI	0.0	0.0
Other	14.6	0.0
Balance, at end of the year	(50.2)	(32.8)	(21.8)
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	(19.3)	(2.0)
Charge in consolidated statement of income/(loss)	10.2	0.8
Translation differences	(1.0)	0.5
Charged to OCI	(2.1)	(0.4)
Other	(1.3)	(17.4)
Balance, at end of the year	(29.7)	(19.3)	(2.0)
Impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	(3.1)	(3.0)
Charge in consolidated statement of income/(loss)	(3.1)	0.0
Translation differences	0.0	(0.1)
Charged to OCI	0.0	0.0
Other	0.0	0.0
Balance, at end of the year	0.0	(3.1)	(3.0)
Fair value adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	0.9	(7.9)
Charge in consolidated statement of income/(loss)	0.6	0.0
Translation differences	0.4	1.1
Charged to OCI	13.5	(7.7)
Other	4.2	0.0
Balance, at end of the year	(8.6)	0.9	(7.9)
Foreign tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	(0.6)	(0.6)
Charge in consolidated statement of income/(loss)	1.7	0.0
Translation differences	0.0	0.1
Charged to OCI	0.0	0.0
Other	(0.7)	(0.1)
Balance, at end of the year	(3.0)	(0.6)	(0.6)
Unrecognized profit on internal sales of inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	(14.8)	(14.0)
Charge in consolidated statement of income/(loss)	2.5	1.7
Translation differences	(3.1)	0.9
Charged to OCI	0.0	0.0
Other	0.0	0.0
Balance, at end of the year	(20.4)	(14.8)	(14.0)
Depreciation differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	22.1	21.1
Charge in consolidated statement of income/(loss)	(0.3)	(3.9)
Translation differences	0.1	(0.2)
Charged to OCI	0.0	0.0
Other	0.0	(2.7)
Balance, at end of the year	22.5	22.1	21.1
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	540.7	588.8
Charge in consolidated statement of income/(loss)	2.0	10.5
Translation differences	36.1	(37.6)
Charged to OCI	0.0	0.0
Other	45.1	0.0
Balance, at end of the year	619.9	540.7	588.8
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance, at beginning of the year	13.8	18.3
Charge in consolidated statement of income/(loss)	5.6	5.8
Translation differences	3.5	(2.9)
Charged to OCI	0.0	0.0
Other	(0.7)	4.2
Balance, at end of the year	$ 11.0	$ 13.8	$ 18.3